Document and Entity Information	May 09, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000105319
Current Fiscal Year End Date	--12-28
Document Type	8-K/A
Document Period End Date	May 09, 2024
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	675 Avenue of the Americas
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On May 13, 2024, WW International, Inc. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) disclosing the results of its 2024 annual meeting of shareholders (the “Original 8-K”) held on May 9, 2024 (the “Annual Meeting”), as reported to the Company by Computershare Trust Company, N.A., an independent third party (the “Inspector of Election”). This Current Report on Form 8-K/A amends and supplements the Original 8-K to: (1) reflect that Proposal No. 4 (approval of the amendment to the Company’s Amended and Restated Articles of Incorporation to adopt a majority voting standard in uncontested elections of directors) was not approved by the Company’s shareholders; (2) disclose that the Company filed Articles of Correction with the Virginia State Corporation Commission (the “SCC”) to correct the Company’s Amended and Restated Articles of Incorporation; and (3) correct the voting results reported in Item 5.07 of the Original 8-K, which were based on an erroneous tabulation report received from the Company’s Inspector of Election and have since been updated following receipt of a revised tabulation report. As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company has set forth the complete text of Items 5.03, 5.07 and 9.01 of the Original 8-K, as amended.